Accounts Receivable - Schedule of Provision for Bad Debts for the Periods (Details) - BigToken Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Directly identifiable as BIGToken's	$ 29,000	$ 246,000	$ 446,000	$ 3,000
Allocated from SRAX, Inc.	32,000		4,000	3,000
Provision for bad debts	$ 29,000	$ 246,000	$ 446,000	$ 3,000